Summary of Assets Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Inputs, Level 3, CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Fair Value, Inputs, Level 3
Fair Value Disclosures [Line Items]
Contingently returnable consideration assets (Note 7)	13,648